Basis of Preparation and Accounting	12 Months Ended
Dec. 31, 2024
Basis of Preparation and Accounting [Abstract]
Basis of preparation and accounting

Note 2. Basis of preparation and accounting

The Consolidated Financial Statements of the Group for the years ended December 31,2024, December 31, 2023 and December 31, 2022 have been prepared on a going concern basis in accordance with IFRS Accounting Standards as issued by the International Accounting Standard Board (“IASB”).

The Consolidated Financial Statements consist of the Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Financial Position, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and have been prepared under a historical cost basis, except for certain financial instruments that have been measured at fair value.

The Group opted to present a single Consolidated Statement of Profit or Loss and Other Comprehensive Income, combining the presentation of profit or loss and comprehensive income in the same statement. Due to the activities of the Group, costs and expenses presented in the Consolidated Statement of Profit or Loss and Other Comprehensive Income were classified according to their function.

The Consolidated Statement of Financial Position has been prepared based on the nature of the Group’s operations, distinguishing: (a) current assets from non-current assets, where current assets are assets that should be realized, sold or used during the normal operating cycle, the assets are held primarily for the purpose of trading, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are liabilities that should be paid during the normal operating cycle, the liability is held primarily for the purpose of trading, the liability is due to be settled within twelve months after the reporting period, or it does not have the unconditional. The Consolidated Statement of Cash Flows has been prepared using the indirect method.

The Consolidated Financial Statements present comparative information in respect of the previous periods, December 31, 2023 and December 31, 2022 for Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and related notes. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.

The accounting policies set out in Note 3. Material information on accounting policies have been applied in preparing the Consolidated Financial Statements for the year ended December 31, 2024, and the comparative information presented for the years ended December 31, 2023 and December 31, 2022.

The Group has applied accounting judgments, estimates and significant accounting assumptions described in Note 4.1. Critical accounting judgements in preparing the Consolidated Financial Statements.

Note 2.1. Going concern

Management identified the following events and conditions which cast significant doubt on the Group’s ability to continue as a going concern:

Financial debt

As of December 31, 2024, the Group was in breach of certain of the covenants included under the Club Deal Credit Agreement, Note Purchase Agreement (“NPA”) and BTG agreements. Refer to Note 20. Borrowings for further details regarding the breach of each covenant. Although none of the lenders declared an event of default under the applicable agreements, these breaches resulted in the lenders having the right to require immediate repayment of the applicable indebtedness and as a result, the Group has classified the respective indebtedness, amounting to $164 million in the aggregate, to short term debt in current liabilities.

In 2024, Club Deal, NPA and BTG included payment commitments, of which $18.6 million corresponding to Q1 2024 and Q2 2024 were duly settled. However, in Q3 2024, the Group experienced an adverse liquidity situation that resulted in a missed payment of $18.7 million. In response, the Group initiated a debt renegotiation process, under which its outstanding obligations were categorized as follows:

●	Categories 1, 2, and 3 (Refer to Note 20. Borrowings for further details) comprise the so-called financial debt, amounting to approximately USD 28.3 million. The restructuring of this debt was finalized in December 2024, with payment commitments as follows: monthly installments during 2026 (Category 1); a single payment in December 2025 (Category 2); and principal repayment during 2026 with monthly interest payments from January 2025 through December 2025 (Category 3). As of the date of issuance of these consolidated financial statements, the obligations classified under Categories 2 and 3 have been fully settled in accordance with the agreed terms. Additionally, payments corresponding to Category 1 commenced as scheduled in 2026 and are being performed in line with the contractual repayment calendar. It is important to note that these debt instruments are not subject to any covenant requirements.
●	Category 4 corresponds to the largest credit facilities, amounting to approximately USD 188.4 million, entered into with Club Deal; NPA; and BTG Pactual S.A and Banco BTG Pactual S.A. Negotiations related to these borrowings were concluded in April 2025 and resulted in revised interest rates, extended amortization schedules and new covenants, and enhanced collateral packages. Refer to Note 32. Events after the reporting period for further details.

Working capital

As of December 31, 2024, the Group had a net working capital deficit of $199,178 (2023: $157,922), which consists of $226,559 of current borrowings, $38,747 of Secured convertible note, $106,991 of trade and other payables, $7,155 of amounts owed to related parties, $6,705 of current tax liabilities, net, $316 of provisions, $10,098 of employee benefit, $967 of warrant liabilities, $16,231 of shares held in escrow, $2,155 of other non-financial liabilities, offset by $216,746 of current assets.

Private capital raise

On March 24, 2025, the Board of Directors of Sofgen Pharma, S.A. approved (i) the issuance, through a private offering of ordinary shares of $90,000; and (ii) the amendment to the Secured Convertible Note Subscription Agreement dated November 29, 2024, by and between the Company and Hoche Partners Pharma Holdings S.A., pursuant to which the Company issued the Secured Convertible Note to Hoche on November 29, 2024, in the principal amount of $20,000 (the “First Note”), and the Secured Convertible Note to Hoche on December 27, 2024, in the principal amount of $20,000 (the Second Note) refer to note 21. Secured convertible notes.

Management’s assessment

 As of December 31, 2024, the Group was in breach of certain of its financial covenants, which resulted in the reclassification of an aggregate amount of USD 164 million of debt to current liabilities. In addition, the Group incurred a net loss for the year of USD 68,300 and reported a net working capital deficit of USD 199,178. These conditions indicate that the Group is exposed to significant liquidity risk and reflect a weakened financial position. Taken together, they raise significant doubt about the Group’s ability to continue as a going concern, as they may limit the Group’s ability to fund its normal operations, service its debt and obtain additional financing from either internal or external sources.

Management has prepared cash flow projections covering the twelve-month period from the issuance date and has assessed the Group’s ability to achieve forecast EBITDA levels, meet its obligations and comply with its financial covenants over that period. These projections assume, among other things, the successful execution of revenue growth initiatives, cost-saving measures and continued access to financing. Based on these assumptions, Management believes that the Group will be able to meet its obligations as they fall due. However, there can be no assurance that these plans will be successfully implemented or that the underlying assumptions will be achieved, particularly in light of the Group’s current liquidity position, its existing covenant breaches and the volatility in the economic environment in which it operates, including inflationary pressures, rising interest rates, foreign exchange volatility, supply chain disruptions and regulatory constraints on pricing. Accordingly, a material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to realize its assets and discharge its liabilities in the normal course of business. They do not include any adjustments that would be required if the Group were unable to continue as a going concern.

Management has implemented or is in the process of implementing the following plan to mitigate the effects of these events and conditions:

Revenue growth and cost saving

Management has identified specific opportunities for revenue growth. Revenue growth initiatives include the (i) diversification of the customer base for the Nextgel business line and (ii) the partial recovery of sales that could not be fulfilled in 2024 primarily due to liquidity constraints that created difficulties in fulfilling obligations to suppliers, such difficulties have been addressed through a private capital raise executed in the first half of 2025. Refer to note 32. Events after the reporting period.

Additionally, during the last quarter of 2024, the Company reduced sales to certain customers who were overstocked, with the objective of strengthening its negotiating position with those customers. As a result of this strategic decision, the Company expects improvements in higher volume of sales, cost of sales and reductions in working capital investments.

Also, the Group has identified several gross margin improvement measures. These include negotiations with current and new suppliers to reduce raw material costs, realization of efficiencies from previously implemented cost saving initiatives, price adjustments, and optimization of the product mix with a focus on higher margin offerings.

Additional measures

Management has identified additional measures to further reduce costs and increase total revenues in order to provide sufficient cash flow to meet obligations as they fall due including: (i) reduce discretionary spending on marketing and capital expenditures; (ii) the execution of a strategic divestment plan involving non-core assets and (iii) further reduce headcount.

Subsequent to December 31, 2024, the Group completed a debt restructuring in April 2025 and a capital raise, which extended maturities and provided additional flexibility to support liquidity management. In addition, during 2025 the Group strengthened execution discipline and operational monitoring, including tighter cost controls and more rigorous cash management. While these actions have improved short-term liquidity management and visibility versus planning assumptions, the Group’s ability to meet its obligations as they fall due remains dependent on continued execution of the initiatives described above and ongoing business performance, and there can be no assurance that these conditions will be met.

Summary

Management has evaluated the Group’s capital position, its ability to continue in the normal course of business for the foreseeable future, specifically regarding its ability to meet its financial obligations for the next twelve months from the closing date. While Management believes that future revenue growth and cost savings will allow the Group to meet its financial obligations and finance its growth, there is no assurance that these plans can be successfully implemented. Failure to successfully implement these plans may have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. As a result, Management concluded there is material uncertainty related to the events and conditions noted above that cast significant doubt on the entity’s ability to continue as a going concern. However, Management believes that the Group will be able to successfully implement these plans and, accordingly, have prepared the consolidated financial statements on a going concern basis. As a result, the consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets, the amounts or classification of liabilities, or any further steps that might be needed in the event that the Group cannot continue as a going concern.

Note 2.2. Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in USD, which is, Sofgen functional and presentation currency.

Note 2.3. Basis of consolidation

The Group’s subsidiaries are fully consolidated from the date on which control is transferred to the Group. Consolidation ceases from the date on which control ends.

All financial results are consolidated with similar items on a line-by-line basis. If necessary, adjustments are made to the financial statements of the consolidated companies in order to adapt their accounting policies to those used by the Group.

All transactions, balances, revenues and related expenses between the consolidated companies are eliminated.